UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21889

Name and Address of Registrant:

Access Capital Strategies Community Investment Fund, Inc.
419 Boylston Street
Suite 501
Boston, Massachusetts 02116

Name and address of agent for service:

Access Capital Strategies LLC
419 Boylston Street
Suite 501
Boston, Massachusetts 02116

Registrant’s telephone number: (617) 236-7274

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Item 1.  Schedule of Investments

The Schedule of Investments for the Access Capital Strategies Community Investment Fund, Inc. is set forth below.

Access Capital Strategies Community Investment Fund, Inc.
Schedule of Investments
08/31/2007 (Unaudited)

Face Amount	Mortgage-Backed Securities - 115.1%		Market Value
Federal National Mortgage Association (FNMA) - 75.1%
	15 Year Fixed Rate Single Family Mortgage-Backed Securities:
$9,451,088	4.50%,	6/1/18 - 3/1/19 (b)	$9,137,803
6,430,727	5.00%,	12/1/17 - 2/1/21	6,329,170
2,888,656	5.50%,	3/1/16 - 12/1/21	2,887,784
62,282	7.00%,	1/1/15	64,603
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
13,640,167	4.50%,	5/1/33 - 8/1/35 (b)	12,707,228
94,944,784	5.00%,	7/1/32 - 3/1/36 (b)	90,960,185
101,385,386	5.50%,	9/1/32 - 2/1/37 (b)	99,674,137
1,057,106	5.95%,	1/1/37	1,064,247
41,962,091	6.00%,	7/1/29 - 2/1/37 (b)	42,192,592
8,621,525	6.50%,	3/1/31 - 8/1/34	8,856,725
18,695	7.00%,	10/1/30	19,499
28,530	7.25%,	12/1/29	29,796
213,343	7.50%,	1/1/30 - 1/1/31	224,386
195,168	8.00%,	2/1/30 - 4/1/30	206,657
	Total Single Family Mortgage-Backed Securities		274,354,812
	Multi Family Mortgage-Backed Securities:
986,718	4.50%,	11/1/20 - 5/1/33 (b)	923,787
476,687	4.78%,	5/1/14	463,455
971,370	4.89%,	6/1/15	944,664
9,764,139	4.90%,	9/1/15	9,580,360
12,240,181	5.00%,	11/1/20 - 6/1/35 (b)	11,753,334
13,828,295	5.12%,	7/25/41	13,372,740
2,401,806	5.22%,	6/1/20	2,323,881
2,601,431	5.29%,	7/1/17	2,564,593
4,878,788	5.37%,	11/1/21 (b)	4,755,873
1,025,208	5.41%,	2/1/21	1,003,662
2,464,237	5.43%,	5/1/21	2,452,588
6,659,158	5.50%,	1/1/33 - 3/1/35 (b)	6,551,160
742,178	5.51%,	11/1/21	731,917
5,309,944	5.57%,	12/1/16	5,416,769
3,793,213	5.60%,	5/1/23	3,783,987
1,727,002	6.00%,	1/1/31 - 8/1/34	1,740,279
1,159,797	6.38%,	501/11 (b)	1,207,117
738,450	6.50%,	5/1/2017 - 6/1/32	759,314
788,566	6.53%,	6/1/16 (b)	826,965
635,401	6.70%,	6/1/19	678,560
271,120	6.85%,	8/1/09	277,517
383,088	7.00%,	12/1/29	399,440
135,706	7.50%,	12/1/29 - 1/1/30	142,685
589,899	7.58%,	5/1/18	658,632
685,979	7.97%,	9/1/17	773,518
	Total Multi Family Mortgage-Backed Securities		74,086,797
	Total FNMA Securities		348,441,609
Federal Home Loan Mortgage Corporation - 31.4%
	15 Year Fixed Rate Single Family Mortgage-Backed Securities:
1,180,613	4.50%,	1/1/19 - 11/1/19	1,140,124
2,716,192	5.00%,	11/1/18 - 1/1/21	2,669,532
710,250	5.50%,	9/1/19 - 11/1/19	710,941
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
1,921,364	4.50%,	8/1/33 - 9/1/33	1,792,739
36,538,361	5.00%,	6/1/33 - 2/1/36 (b)	35,009,799
67,557,349	5.50%,	11/1/32 - 5/1/37 (b)	66,403,174
32,180,151	6.00%,	3/1/31 - 6/1/36 (b)	32,348,010
4,946,320	6.50%,	3/1/31 - 6/1/36	5,068,247
383,083	7.00%,	1/1/31 - 4/1/31	397,503
395,261	7.50%,	1/1/30 - 2/1/30	415,597
	Total Federal Home Loan Mortgage Corporation
	Single Family Mortgage-Backed Securities		145,955,666

Government National Mortgage Association (GNMA) Pool - 1.4%
	30 Year Fixed Rate Single Family Mortgage-Backed Securities:
478,834	6.00%,	12/15/31	485,009
	Multi Family Mortgage-Backed Securities:
606,294	5.13%,	3/15/34	605,171
2,683,744	5.50%,	1/15/36	2,651,527
683,571	5.75%,	9/15/23	706,796
506,730	6.25%,	9/15/32	525,508
1,411,674	8.25%,	12/15/32	1,454,164
	Total GNMA Pool Mortgage-Backed Securities		6,428,175
Community Reinvestment Revenue Notes - 0.4%
1,789,112	4.21%,	9/1/19	1,784,283
	Total Community Reinvestment Revenue Notes		1,784,283
Small Business Administration Securities - 6.8%
4,632,297	5.55%,	4/25/28 - 9/25/30 (a)	4,616,165
7,044,098	5.60%,	3/25/28 - 2/25/31	7,030,839
515,512	5.63%,	6/25/18 (a)	514,324
1,465,440	5.65%,	10/25/10 - 3/25/14	1,459,267
449,457	5.85%,	9/27/13	449,166
1,641,882	5.88%,	1/1/32 - 8/2/32 (c)	1,640,767
1,597,294	6.00%,	6/20/14 - 4/15/22	1,597,227
1,370,397	6.13%,	4/15/31	1,368,684
261,754	6.15%,	1/1/32	264,281
51,000	6.20%,	8/4/14	51,128
346,849	6.23%,	2/15/32	350,860
1,160,092	6.28%,	8/15/17	1,171,331
285,543	6.30%,	12/16/13	287,507
642,750	6.35%,	8/13/26	649,178
1,118,282	6.45%,	2/19/32	1,137,684
270,000	6.50%,	3/30/32	276,656
94,619	6.53%,	1/2/27	94,826
71,403	6.56%,	5/28/24	71,671
441,900	6.70%,	3/15/27	454,467
370,028	7.08%,	9/1/13 - 1/19/14	380,756
112,200	7.27%,	9/1/13	116,338
1,025,811	7.33%,	3/1/16 - 7/1/16	1,075,123
330,889	7.38%,	1/1/15 - 3/2/15	344,435
94,141	7.58%,	8/1/16	98,055
314,547	7.83%,	11/1/13 - 10/3/16	326,948
101,427	8.08%,	10/3/16	106,927
1,532,175	8.13%,	10/25/15	1,601,434
9,970	8.33%,	11/1/11	10,257
2,696,082	8.38%,	10/25/15 - 5/25/16	2,336,208
1,286,781	8.58%,	1/29/12 - 12/25/15 (a)	1,357,174
201,038	8.88%,	1/25/09	201,800
21,307	9.58%,	2/15/12	22,187
23,900	9.83%,	12/15/11	24,886
	Total Small Business Administration Securities		31,488,556
	Total Mortgage-Backed Securities		534,098,289

United States Department of Agriculture - 2.3%
27,261	5.88%,	1/31/11	27,108
1,355,989	5.90%,	5/1/26 - 4/19/27	1,352,392
450,000	5.98%,	8/23/27	448,875
564,692	6.04%,	2/1/27	567,037
120,600	6.08%,	5/15/22	121,643
665,206	6.11%,	2/2/37	667,701
2,001,185	6.13%,	5/1/14 - 12/1/26	2,009,820
279,462	6.20%,	1/1/37	279,463
725,000	6.22%,	6/1/37	730,130
486,799	6.23%,	2/1/27 - 3/14/32	488,091
141,750	6.28%,	3/3/14	142,792
87,750	6.33%,	1/15/27	88,483
59,400	6.38%,	3/13/37	59,914
809,100	6.51%,	7/1/37	809,100
81,810	6.59%,	7/1/37	81,810
910,585	6.63%,	12/15/23	917,415
205,650	6.64%,	4/20/37	205,650
713,701	6.88%,	2/3/2017 - 2/3/22	735,399
683,474	7.00%,	6/3/22	700,562
278,804	7.13%,	12/10/16	289,085
	Total United States Department of Agriculture Securities		10,722,470
Corporate Bonds - 0.6% (c)
575,000	Atlantic Marine Corps Communities LLC, 5.34%, due 12/1/50		526,493
1,000,000	Fort Knox Military Housing Privatization Project, 5.67%, due 2/15/52		960,000
2,000,000	Pacific Beacon LLC, 5.74%, due 7/15/51		1,981,460
	Total Corporate Bonds		3,467,953

Promissory Notes - 2.1% (c)
9,375,000	Massachusetts Housing Investment Corporation Term Loan, due 4/1/35, initial coupon 6.67% (d)		9,649,071
	Total Promissory Notes		9,649,071

Municipal Bond - 0.7%
1,345,000	Atlanta Urban Residential Finance Authority, 5.24%, due 12/1/14		1,335,531
1,095,000	Atlanta Urban Residential Finance Authority, 5.66%, due 12/1/22		1,102,884
535,000	Camarillo California Community Development, Community Tax Allocation Bonds (Housing Set-Aside), Series A-T, 5.26%, due 9/1/16 (e)		527,435
140,000	Guam Power Authority Revenue Bonds, Series A, 5.00%, due 10/1/24		142,741
	Total Municipal Securities		3,108,591

Short-Term Securities - 5.2%
12,000,000	Barclays Capital Tri Party REPO		12,000,000
11,907,973	SSGA US Government		11,907,973
	Total Short-Term Securities		23,907,973

	Total Investments (Cost - $595,048,868*) - 126.0%		$584,954,347

	Liabilities in excess of other assets - (26.0%)		(120,830,625)

	Net assets - 100.0%		$464,123,722

*
At August 31, 2007, the cost of securities and proceeds from TBA sale commitments, on a tax basis and gross unrealized appreciation and (depreciation) on investments and TBA sale commitments for federal income tax purposes were as follows:

	Cost of investments	$595,048,868
	Proceeds from TBA sale commitments	(39,867,581)
	Unrealized appreciation	$3,180,140
	Unrealized depreciation	(12,471,165)
	Net unrealized depreciation on investments and TBA sale commitments	$(9,291,025)
	The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(a)	All or a portion held as collateral in connection with open financial futures contracts.
(b)	All or a portion held as collateral in connection with open reverse repurchase agreements.
(c)	Floating rate note.
(d)	Restricted securities as to resale, representing approximately 2.1% of net assets, were as follows:
	Issue	Acquisition Date	Cost	Value
	Massachusetts Housing Investment Corporation, due 4/1/35, initial coupon 6.67%	3/29/05	$9,375,000	$9,649,071
(e)	AMBAC Insured.
(f)	FNMA/GNMA Collateralized.

TBA Sale Commitment
	Principal Amount	Security Description		Value
	40,000,000	FNMA, TBA 6.00% 30 Year		$(39,064,080)
(Proceeds received $40,205,081)

*
Pursuant to the financial futures contracts, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuation in values of the contract.  Such receipts or payments, which are settled the following business day, areknown as variation margin and are recorded by the Fund as unrealized gains or losses.  Financial futures contracts sold as of August 31, 2007 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
100	U.S. Five-Year Treasury Notes	December 2007	$10,632,031	$(38,781)
290	U.S. Thirty-Year Treasury Bonds	December 2007	$32,253,438	$(101,138)
350	Ten Year Swap Contracts	September 2007	$35,661,721	$(1,172,061)

Total Unrealized Depreciation-Net				$(1,311,980)

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access Capital Strategies Community Investment Fund, Inc.

/s/David F. Sand
David F. Sand
Chief Executive Officer and Principal Financial Officer of
Access Capital Strategies Community Investment Fund, Inc.
October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/David F. Sand
David F. Sand
Chief Executive Officer and Principal Financial Officer of
Access Capital Strategies Community Investment Fund, Inc.
October 29, 2007